LEASES	12 Months Ended
Dec. 31, 2024
Leases
LEASES

NOTE 12: LEASES

A. Information regarding material lease agreements

a. The Company leases offices in Jerusalem for a base period of five years under a contract for offices, labs and manufacturing facilities starting July 2024.

The Jerusalem office lease agreement contains a five year extension option that the Company is reasonably certain to exercise.

The contractual periods of the aforesaid lease agreement and extension ends July 2035.

b. The Company leases vehicles for approximately four-year periods from a leasing company. The agreements with the leasing company do not contain extension and/or termination options that the Company is reasonably certain to exercise..

The Company leases vehicles for approximately four-year periods from a leasing company. The agreements with the leasing company do not contain extension and/or termination options that the Company is reasonably certain to exercise.

The vehicles and office lease payments are linked to the local consumer price indexes known on the lease’s date of inception.

B. Information on leases in which the Company is a lessee:

	Year ended December 31,
	2024	2023

Interest expense on lease liabilities	$127	$48
Exchange rate differences	64	3
Adjustments for indexation	74	-
Depreciation expenses on right-of-use assets	483	264

C. Right-of-use assets

Composition:

December 31, 2024:

	Buildings	Vehicles	Total
Cost:
Balance as of January 1, 2024	296	478	774
Additions to right-of-use assets for new leases	5,215	407	5,622
Adjustments for indexation	74	-	74
Disposals	(296)	(118)	(414)
Balance as of December 31, 2024	5,289	767	6,056

Accumulated depreciation:
Balance as of January 1, 2024	216	130	346
Depreciation	325	158	483
Disposals	(216)	(87)	(303)

Balance as of December 31, 2024	325	201	526

Depreciated cost as of December 31, 2024	4,964	566	5,530

December 31, 2023:

	Buildings	Vehicles	Total
Cost:
Balance as of January 1, 2023	408	406	814
Additions to right-of-use assets for new leases	3	305	308
Disposals	(115)	(233)	(348)
Balance as of December 31, 2023	296	478	774

Accumulated depreciation:
Balance as of January 1, 2023	207	124	331
Depreciation	124	140	264
Disposals	(115)	(134)	(249)

Balance as of December 31, 2023	216	130	346

Depreciated cost as of December 31, 2023	80	348	428

C. Lease liabilities:

December 31, 2024:

U.S. dollars in thousands
Maturity analysis:
Less than one year	$834
One to five years	3,920
More then five years	2,868
Total lease commitments	7,622
Impact of discounting remaining lease payments	(1,998)
Lease liabilities as of December 31, 2024:	5,624

Current	824
Non-current	4,800

Total	$5,624

December 31, 2023:

U.S. dollars in thousands
Maturity analysis:
Less than one year	$234
One to five years	284
Total lease commitments	518
Impact of discounting remaining lease payments	(47)
Lease liabilities as of December 31, 2023:	471

Current	232
Non-current	239

Total	$471

D. Information on leases in which the Company is a lessor:

Maturity analysis of undiscounted future lease payments receivable for operating leases:

	December 31,
	2024	2023
First year	$12,031	$8,954
Second year	10,650	6,866
Third year	8,926	5,288
Fourth year	5,630	3,424
Fifth year	1,260	1,232
Sixth year and thereafter	24	159
Total	$38,521	$25,923